(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
(LOSS) INCOME PER SHARE
Schedule of loss per share calculation

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2023	31, 2024	31, 2025	31, 2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Numerator:

Loss from continuing operations	(144,277)	(73,642)	(408,916)	(58,474)
Gain from discontinued operations, net	156,853	—	—	—
Net loss attributable to noncontrolling interest	(7,427)	(218)	(6,470)	(925)
Net (loss) income attributable to The9 Limited ordinary shareholders	20,003	(73,424)	(402,446)	(57,549)

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	1,010,895	1,403,166	2,273,782	2,273,782

Net (loss) income attributable to The9 Limited ordinary shareholders per share
- Continuing operations – basic and diluted	(0.14)	(0.05)	(0.18)	(0.03)
- Discontinued operations – basic and diluted	0.16	—	—	—
- Total – basic and diluted	0.02	(0.05)	(0.18)	(0.03)